TYPE:	13F-HR
PERIOD	06/30/2006
FILER
   CIK: 0001357867
   CCC:	6cd#roni
SUBMISSION - CONTACT
   NAME	Antonino Ciappina
   PHONE 069-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2006

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Antonino Ciappina
Title: Attorney
Phone: 609-896-9060

Signature, Place, and Date of Signing:

Antonino Ciappina, Lawerenceville, NJ  August 14, 2006

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total: 132,157.353


FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4             COLUMN 5              COLUMN 6   COLUMN 7       COLUMN 8
_________________      ______________  ________   _________   ____________________________  __________  ________  _________________
                                                      VALUE       SHRS OR     SH/   PUT     INVESTMENT   OTHER     vOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP      (X$1000)       PRN AMT     PRN   CALL    DISCRETION  MANAGERS  SOLE  SHARED NONE
_________________      ______________  ________   _________   ____________________________  __________  ________  _________________
iSHARES MSCI EAFE            A         464287465    817.388      12,500.20    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES MSCI JAPAN           A         464286848      2.714         199.00    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P MID GROWTH       A         464287606     47.322         616.82    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P MID VALUE        A         464287705 18,935.559     254,066.28    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P SMALL GROWTH     A         464287887    139.561       1,138.35    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P SMALL VALUE      A         464287879    247.484       3,563.50    SH    N/A       SOLE        NO       YES   NO     N/A
S&P 500 BARRA/VALUE iSHARES  A         464287408     56.073         816.08    SH    N/A       SOLE        NO       YES   NO     N/A
S&P 500 iSHARES              A         464287200    690.983       5,417.36    SH    N/A       SOLE        NO       YES   NO     N/A
S&P 500 BARRA GROWTH I SHARE A         464287309     50.098         857.86    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 1000 iSHARES         A         464287622    753.317      10,901.85    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 1000 GROWTH iSHARES  A         464287614 15,293.260     302,357.84    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 2000 iSHARES         A         464287655    255.977       3,568.62    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 3000 iSHARES         A         464287689 86,337.629   1,171,315.01    SH    N/A       SOLE        NO       YES   NO     N/A
vANGUARD TOTAL STOCK MARKET  A         922908769  8,529.983      67,532.13    SH    N/A       SOLE        NO       YES   NO     N/A

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